SHARE BASED COMPENSATION - Share-Based Compensation Expense Related to PIG Awards (Details)	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	£ 54,707,624	£ 5,842,540
Performance incentive grants
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	35,859,087	£ 0
Performance incentive grants | 500000000
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Valuation Milestone (Millions) | $			$ 500,000,000
Share-based compensation expense	18,789,869
Performance incentive grants | 1000000000
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Valuation Milestone (Millions) | $			1,000,000,000
Share-based compensation expense	13,810,412
Performance incentive grants | 2000000000
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Valuation Milestone (Millions) | $			2,000,000,000
Share-based compensation expense	2,537,629
Performance incentive grants | 5000000000
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Valuation Milestone (Millions) | $			5,000,000,000
Share-based compensation expense	716,121
Performance incentive grants | 10000000000
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Valuation Milestone (Millions) | $			10,000,000,000
Share-based compensation expense	5,056
Performance incentive grants | 1000000000000
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Valuation Milestone (Millions) | $			$ 1,000,000,000,000
Share-based compensation expense	£ 0